SCHEDULE OF OPERATING LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Interest expense accrued	$ 59	¥ 9,537	¥ 9,320	¥ 13,262
Payments of lease liabilities	2,467	401,218	324,646	279,854
Ending balance		1,000,582
Increase decrease due to application of IFRS 16 [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,842	1,112,590	1,397,835
Addition	1,889	307,152	699,635
Interest expense accrued	59	9,537	9,320
Payments of lease liabilities	(2,526)	(410,755)	(333,966)
Modification	(111)	(17,942)	(660,234)
Ending balance	$ 6,153	¥ 1,000,582	¥ 1,112,590	¥ 1,397,835